Debt Securities - Schedule of Amortized Cost and Estimated Market Value of Debt Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Due in one year or less, securities available-for-sale, amortized cost	$ 308
Due in one year or less, securities available-for-sale, fair value	302
Due after one year through five years, securities available-for-sale, amortized cost	99,749
Due after one year through five years, securities available-for-sale, fair value	90,059
Due after five years through ten years, securities available-for-sale, amortized cost	279,313
Due after five years through ten years, securities available-for-sale, fair value	243,984
Due after ten years, securities available-for-sale, amortized cost	551,069
Due after ten years, securities available-for-sale, fair value	476,736
Securities, Available-for-sale, Amortized Cost	930,439	$ 972,315
Fair Value	$ 811,081	$ 822,812